TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica Core Bond

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.43%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual fund operating expenses	0.46%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

1 year	3 years	5 years	10 years
$47	$148	$258	$579

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica Core Bond: Effective August 1, 2017, the management fee is 0.45% of the first $750 million; 0.39% over $750 million up to $1 billion; 0.375% over $1 billion up to $1.5 billion; 0.37% over $1.5 billion up to $3 billion; and 0.365% in excess of $3 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.48% of the first $750 million; 0.43% over $750 million up to $1 billion; and 0.405% in excess of $1 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Core Bond	0.45% of the first $750 million 0.39% over $750 million up to $1 billion 0.375% over $1 billion up to $1.5 billion 0.37% over $1.5 billion up to $3 billion 0.365% in excess of $3 billion

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Transamerica Developing Markets Equity

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	1.06%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	1.21%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica Developing Markets Equity: Effective August 1, 2017, the management fee is 1.13% of the first $500 million; 1.03% over $500 million up to $1 billion; 0.98% over $1 billion up to $1.5 billion; 0.96% over $1.5 billion up to $2 billion; and 0.95% in excess of $2 billion in average daily net assets. Prior to August 1, 2017, the management fee was 1.23% of the first $50 million; 1.18% over $50 million up to $200 million; 1.13% over $200 million up to $500 million; and 1.08% in excess of $500 million.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Developing Markets Equity	1.13% of the first $500 million 1.03% over $500 million up to $1 billion 0.98% over $1 billion up to $1.5 billion 0.96% over $1.5 billion up to $2 billion 0.95% in excess of $2 billion

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Transamerica International Equity Opportunities

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.95%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica International Equity Opportunities: Effective August 1, 2017, the management fee is 0.905% of the first $500 million; 0.88% over $500 million up to $1 billion; 0.83% over $1 billion up to $1.5 billion; 0.805% over $1.5 billion up to $2 billion; and 0.78% in excess of $2 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.93% of the first $250 million; 0.905% over $250 million up to $500 million; 0.88% over $500 million up to $1 billion; and 0.83% in excess of $1 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Fund Name	Percentage of Average Daily Net Assets
Transamerica International Equity Opportunities	0.905% of the first $500 million 0.88% over $500 million up to $1 billion 0.83% over $1 billion up to $1.5 billion 0.805% over $1.5 billion up to $2 billion 0.78% in excess of $2 billion

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Investors Should Retain this Supplement for Future Reference

August 1, 2017